Investment Objectives and Goals - Nuveen U.S. Infrastructure ETF	Jun. 15, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen U.S. Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek long-term growth of capital and income.